Geographic information - Operations by Geographic Area - Long-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Operations by Geographic Area
Long-lived assets	$ 17,962	$ 5,392	$ 1,428
UNITED KINGDOM
Operations by Geographic Area
Long-lived assets	12,124	4,898	1,426
UNITED STATES
Operations by Geographic Area
Long-lived assets	$ 5,838	$ 494	$ 2